STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

BNY Mellon Sustainable US Equity ETF
Description Shares Value ($)
Common Stocks – 98.4%
Banks – 4.8%
Citigroup, Inc. 1,738 90,202
First Republic Bank 954 155,225
JPMorgan Chase & Co. 1,474 170,041
415,468
Capital Goods – 4.7%
Ingersoll Rand, Inc. 4,224 210,355
Trane Technologies PLC 1,343 197,408
407,763
Consumer Durables & Apparel – 2.6%
Nike, Inc., Class B 1,928 221,566
Diversified Financials – 2.6%
Goldman Sachs Group, Inc. (The) 681 227,038
Food & Staples Retailing – 3.2%
Costco Wholesale Corp. 516 279,311
Food, Beverage & Tobacco – 3.4%
PepsiCo, Inc. 1,682 294,283
Health Care Equipment & Services – 9.2%
Abbott Laboratories 1,633 177,736
Cooper Cos., Inc. (The) 632 206,664
Edwards Lifesciences Corp.
(a)
1,950 196,053
Medtronic PLC 2,387 220,845
801,298
Insurance – 2.7%
Chubb Ltd. 1,222 230,518
Materials – 4.4%
Albemarle Corp. 959 234,293
Ecolab, Inc. 894 147,662
381,955
Media & Entertainment – 4.3%
Alphabet, Inc., Class A
(a)
3,240 376,877
Pharmaceuticals, Biotechnology & Life Sciences – 5.5%
AbbVie, Inc. 1,193 171,207
Eli Lilly & Co. 648 213,639
Merck & Co., Inc. 1,069 95,505
480,351

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
BNY Mellon Sustainable US Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.4% (continued)
Retailing – 5.3%
Amazon.com, Inc.
(a)
3,440 464,228
Semiconductors & Semiconductor Equipment – 5.1%
Applied Materials, Inc. 780 82,664
SolarEdge Technologies, Inc.
(a)
394 141,891
Texas Instruments, Inc. 1,222 218,604
443,159
Software & Services – 20.5%
Accenture PLC, Class A 1,009 309,016
Fidelity National Information Services, Inc. 1,304 133,217
Intuit, Inc. 529 241,314
Mastercard, Inc., Class A 722 255,436
Micro soft Corp. 2,213 621,278
Salesforce, Inc.
(a)
1,230 226,344
1,786,605
Technology Hardware & Equipment – 9.7%
Apple, Inc. 3,960 643,540
TE Connectivity Ltd. 1,533 205,008
848,548
Telecommunication Services – 2.3%
Verizon Communications, Inc. 4,395 203,005
Transportation – 1.9%
Norfolk Southern Corp. 664 166,777
Utilities – 6.2%
CMS Energy Corp. 2,423 166,533
Eversource Energy 1,936 170,794
NextEra Energy, Inc. 2,396 202,438
539,765
Total Common Stocks (cost $9,672,847) 8,568,515
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%
(b)(c)
(cost $134,280) 134,280 134,280
Total Investments (cost $9,807,127) 99.9% 8,702,795
Cash and Receivables (Net) 0.1% 7,117
Net Assets 100.0% 8,709,912
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of July 31, 2022.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable US Equity ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by BNY Mellon ETF Trust (the “Trust”) Board of Trustees (the
“Board”). Certain factors may be considered when fair valuing investments such as:
fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.
These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of July 31, 2022 in valuing the fund’s investments:
Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,568,515 — — 8,568,515
Investment Companies 134,280 — — 134,280
†
See Statement of Investments for additional detailed categorizations, if any.

may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.
At July 31, 2022, accumulated net unrealized depreciation on investments was
$1,104,332, consisting of gross appreciation of $124,790 and gross depreciation of
$1,229,122.
At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).